GOODWILL - RECOVERABLE AMOUNTS OF CASH-GENERATING UNITS - NARRATIVE (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for cash-generating units [line items]
Explanation of period over which management has projected cash flows	P1Y	P1Y
Maximum [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rates applied to cash flow projections	11.40%	11.00%
Minimum [member]
Disclosure of information for cash-generating units [line items]
Pre-tax discount rates applied to cash flow projections	10.80%	10.40%